Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jan. 30, 2015
Document Effective Date	Jan. 30, 2015
Prospectus Date	Jan. 30, 2015
TCM Small Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	TCMSX
TCM Small-Mid Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	TCMMX